Balance Sheets FEC Resources (FEC Resources Inc., USD $)	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2010	Dec. 31, 2009
FEC Resources Inc.
Current assets
Cash and cash equivalents (Note 6)	$ 1,612,609	$ 2,061,119	$ 37,176	$ 37,176
Receivables	1,568	1,248		928
Prepaid expenses	18,452	18,868		18,704
Total current assets	1,632,629	2,081,235		56,808
Non-current assets
Property, plant and equipment (Note 7)	3,549	3,374		4,863
Investment in associates (Note 8)	4,720,167	3,834,255		6,234,089
Total non-current assets	6,356,345	5,918,864		6,295,760
Current liabilities
Trade and accrued payables (Note 11)	89,241	97,517		60,131
Due to parent company (Note 9) (Note 11)	301,790	291,323		280,348
Total current liabilities	391,031	388,840		340,479
Shareholders Equity
Share capital (Note 10)	16,732,397	16,732,397		14,232,397
Warrants (Note 10)				225,397
Contributed surplus (Note 10)	3,058,063	3,058,063		2,832,666
Deficit	(13,825,146)	(14,260,436)		(11,335,179)
Stockholders Equity	5,965,314	5,530,024	5,955,281	5,955,281
[LiabilitiesAndStockholdersEquity]	$ 6,356,345	$ 5,918,864		$ 6,295,760